Warrants (Details) - Schedule of black–scholes option price model - $ / shares			12 Months Ended
	Feb. 04, 2022	Mar. 24, 2021	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)	55.82%
Risk-free interest rate (%)	1.69%
Expected Life (years)	4 years 2 months 8 days
Value per share	$ 3.12
Exercise price (U.S. dollars per share)	$ 6.1248
Merger and Acquisition (“M&A”) Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)		63.20%	54.96%
Risk-free interest rate (%)		0.24%	0.66%
Expected Life (years)		2 years 6 months	1 year 9 months 14 days
Value per share		$ 0.45	$ 0.17
Exercise price (U.S. dollars per share)		$ 6.1248	$ 7.9888
IPO Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility (%)		55.81%	56.21%
Risk-free interest rate (%)		0.81%	1.26%
Expected Life (years)		5 years	4 years 3 months 14 days
Value per share		$ 1.32	$ 0.85
Exercise price (U.S. dollars per share)		$ 7.9888	$ 6.1248